Offerings - Offering: 1	Aug. 22, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 30,514,142.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,671.72
Offering Note	The transaction valuation is estimated for purposes of calculating the amount of the filing fee only. The transaction valuation was estimated by multiplying (A) 26,305,295, being the number of issued and outstanding common shares, par value euro 0.12 of per share (the "Shares") in the capital of the Registrant; and (B) $1.16, being the total consideration expected to be paid per Share in the transaction (including the value of any non-cash consideration). The amount of the filing fee was calculated in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory #1 for fiscal year 2025 beginning on October 1, 2024, issued on August 20, 2024, by multiplying the transaction valuation by 0.00015310 (which equals a fee of $153.10 for each $1,000,000 of the aggregate amount of the transaction valuation). Pursuant to Rule 0-11(a)(2) under the Exchange Act, the filing fee is offset by the fee previously paid with respect to the transaction under the Schedule TO-T (File No. 005-92425) filed on August 15, 2025 by XOMA Royalty Corporation.